GROUP STRUCTURE (Details 13) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) Number	Dec. 31, 2022 USD ($) Number	Dec. 31, 2021 USD ($) Number
Group Structure
At the beginning of the year	$ 37	$ 42	$ 50
Increases	2	2	8
Transferred to development		(7)	(16)
Derecognition of unproductive wells	(7)
At the end of the year	$ 32	$ 37	$ 42
Number of wells at the end of the year | Number	4	7	10